SEGMENT INFORMATION (Schedule of Operating Income By Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	$ 178,015		$ 152,116		$ 113,794
Revenues internal	0		0		0
Cost of revenues	133,917		119,102		91,326
Gross profit	44,098		33,014		22,468
Research and development	1,384		1,248		715
Selling and marketing	8,576		7,746		5,523
General and administrative	15,730		11,901		10,588
Other segment expenses (income)	(404)	[1]	(383)	[1]	(433)
Operating income	18,812		12,502		6,075
Financial expense, net	(1,335)		(1,949)		(1,330)
Income before taxes on income	17,477		10,553		4,745
Operating Segments [Member] | OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	40,906		36,466		27,555
Revenues internal	497		0		0
Cost of revenues	28,608		24,965		20,193
Gross profit	12,795		11,501		7,362
Research and development	673		481		159
Selling and marketing	2,361		2,300		1,618
General and administrative	4,845		3,291		2,772
Other segment expenses (income)	0	[1]	0	[1]	9
Operating income	4,916		5,429		2,804
Operating Segments [Member] | MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	42,774		40,783		28,625
Revenues internal	1,674		3,080		4,370
Cost of revenues	33,174		35,978		30,176
Gross profit	11,274		7,885		2,819
Research and development	663		582		177
Selling and marketing	2,112		2,039		1,539
General and administrative	3,557		3,271		3,436
Other segment expenses (income)	0	[1]	5	[1]	(3)
Operating income	4,942		1,988		(2,330)
Operating Segments [Member] | MRO services for Aviation Components and Lease [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	85,234		67,475		50,760
Revenues internal	0		0		0
Cost of revenues	69,628		56,798		41,788
Gross profit	15,606		10,677		8,972
Research and development	0		0		268
Selling and marketing	3,520		2,968		2,040
General and administrative	6,460		4,880		3,555
Other segment expenses (income)	(404)	[1]	(388)	[1]	(439)
Operating income	6,030		3,217		3,548
Operating Segments [Member] | Overhaul and coating of jet engine components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	9,101		7,392		6,854
Revenues internal	0		0		0
Cost of revenues	4,828		4,823		4,110
Gross profit	4,273		2,569		2,744
Research and development	48		185		111
Selling and marketing	583		439		326
General and administrative	868		459		825
Other segment expenses (income)	0	[1]	(415)	[1]	(423)
Operating income	2,774		1,901		1,905
Elimination of inter-company sales [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	0		0		0
Revenues internal	(2,171)		(3,080)		(4,370)
Cost of revenues	(2,321)		(3,462)		(4,941)
Gross profit	150		382		571
Research and development	0		0		0
Selling and marketing	0		0		0
General and administrative	0		0		0
Other segment expenses (income)	0	[1]	415	[1]	423
Operating income	$ 150		$ (33)		$ 148

[1]	Gain profit from fixed asset sales